Finance Cost (Details) - Schedule of Finance Cost	6 Months Ended
	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)
Interest expenses on:
Bank borrowings	RM 4,446	$ 942	RM 1,246
Operating lease obligation	24,327	5,157	14,629
Other borrowings	13	3
Total	RM 28,786	$ 6,102	RM 15,875